Summary of stock option activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance, end of year	17,250,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of year	17,250,000	7,650,000
Weighted average exercise price, beginning | $ / shares	$ 0.118	$ 0.065
Granted		9,600,000
Weighted average exercise price, granted | $ / shares		$ 0.160
Balance, end of year	17,250,000	17,250,000
Weighted average exercise price, ending | $ / shares	$ 0.118	$ 0.118